Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Country Segment	Dec. 31, 2011 Segment	Dec. 31, 2010 Segment
Summary Of Significant Accounting Policies [Line Items]
Majority-owned subsidiaries that Company control	Between 20% and 50%
Subsidiaries that Company accounts for under cost method	Less than 20%
Number of reporting units, domestic	16
Number of reporting units, international	8
General liability claim per occurrence	$ 250
Annual cap per policy year	2,650
Medical claim per occurrence	125
Self insurance Reserves	7,693	7,600
Deferred revenue for advanced sale-type certificates	46,063	41,611
Unredeemed gift cards and other advances recognized	$ 9,093	$ 7,846	$ 7,073
Number of reportable operating segments	2	2	2
Maximum
Summary Of Significant Accounting Policies [Line Items]
Highly liquid investments classified as cash equivalent, maturity period	3 months
Maximum | Deferred Charges And Other Assets
Summary Of Significant Accounting Policies [Line Items]
Intangible assets, useful lives	10 years
Maximum | Theaters
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life of assets	20 years
Minimum | Deferred Charges And Other Assets
Summary Of Significant Accounting Policies [Line Items]
Intangible assets, useful lives	1 year